Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Assets Subject to Measurement at Fair Value on Recurring Basis

The following table presents, as of June 30, 2026, the Company’s assets and liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$-	$-	$-	$-
Total Assets	$-	$-	$-	$-

Liabilities:
Convertible notes payable, at fair value	$-	$-	$1,137	$1,137
Derivative warrant liability	$-	$264	$-	$264
Total Liabilities	$-	$264	$1,137	$1,401

The following table presents as of December 31, 2025 the Company’s assets and liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$739	$-	$-	$739
Total Assets	$739	$-	$-	$739

Liabilities:
Convertible notes payable, at fair value	$-	$-	$660	$660
Total Liabilities	$-	$-	$660	$660

During the period ended December 31, 2025, there were no transfers between Level 1 and Level 2, nor into or out of Level 3. The following table presents as of December 31, 2025 the Company’s assets and liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$739	$-	$-	$739
Total Assets	$739	$-	$-	$739

Liabilities:
Convertible notes payable at fair value	$-	$-	$660	$660
Total Liabilities	$-	$-	$660	$660

The following table presents as of December 31, 2024 the Company’s assets and liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$192	$-	$-	$192
Total Assets	$192	$-	$-	$192

Liabilities:
Convertible notes payable at fair value	$-	$-	$5,856	$5,856
Liability Classified Warrants	-	-	138	138
Total Liabilities	$-	$-	$5,994	$5,994

Schedule of Additional Information About the Financial Liabilities Subject To Measurement at Fair Value

The following table presents additional information about the Convertible Notes Payable subject to measurement at fair value on a recurring basis and warrant liabilities, for which the Company used significant unobservable inputs (Level 3) (in thousands):

Convertible Notes Payable
Balance as of December 31, 2025	$660
Fair value at issuance	1,606
Conversion of convertible notes	(681)
Interest expense	126
Cash repayment	(186)
Change in fair value	(388)
Balance as of June 30, 2026	$1,137

The following table presents additional information about the Convertible Notes Payable subject to measurement at fair value on a recurring basis and warrant liabilities, for which the Company used unobservable inputs (Level 3) (in thousands):

	Convertible Notes Payable	Liability Classified Warrants
Balance as of December 31, 2023	$-	$-
Fair value at Issuance	7,899	229
Conversion of convertible notes	(92)	-
Change in fair value	(1,951)	(91)
Balance as of December 31, 2024	$5,856	$138
Conversion of convertible notes	(4,530)	-
Interest expense	277	-
Change in fair value	(815)	(138)
Gain on settlement of convertible note	(128)	-
Balance as of December 31, 2025	$660	$-

Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Fair Value of Assumptions

The measurement of the A.G.P. 2024 Warrants is classified as Level 3 due to the use of an option-pricing model that utilizes unobservable inputs and requires significant judgement. The Company estimated the fair value of the warrants issued as the issuance date, October 29, 2024, as of December 31, 2024 and as of December 31, 2025, using a Black-Scholes option-pricing model utilizing the following assumptions:

	December 31, 2025	December 31, 2024	October 29, 2024
Closing stock price	$320	$205,790	$314,384
Contractual exercise price	$300,000	$300,000	$300,000
Risk-free rate	3.73%	4.38%	4.11%
Estimated volatility	99.3%	98.6%	98.4%
Time period to expiration (in years)	4.0	5.0	5.2

August Two Thousand Twenty Four Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Fair Value of Assumptions

The following table outlines the range of significant unobservable inputs used in calculating the fair value of the August 2024 Nirland Note as of the dates noted below:

	October 31, 2024	November 22, 2024	December 31, 2024
Stock Price	$272,986	$311,984	$205,790
Term (years)	0.8	0.7	0.6
Corporate bond yield	9.1%	8.7%	11.4%
Credit Spread	15.9%	15.9%	15.9%
Probability of Default	40%	40%	40%
Recovery upon default	20%	20%	20%
Volatility	103.2%	96.5%	123.7%

AGP Convertible Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Fair Value of Assumptions

The following table outlines the range of significant unobservable inputs used in calculating the fair value of the A.G.P. Convertible Note as of May 29, 2026, when the note was paid off in full, and December 31, 2025:

	May 29, 2026	December 31, 2025
Stock Price	$10.40	$320
Term (years)	0.15	0.40
Corporate bond yield	16.3%	5.5%
Credit Spread	26.2%	26.2%
Probability of default	70%	70%
Recovery upon default	0%	0%
Volatility	194%	135%

The following table outlines the range of significant unobservable inputs used in calculating the fair value of the A.G.P. Convertible Note as of the dates noted below:

	November 25, 2024	December 31, 2024	December 31, 2025
Stock Price	$272,986	$205,790	$320
Term (years)	1	0.9	0.4
Corporate bond yield	8.8%	9.0%	5.5%
Credit Spread	26.2%	26.2%	26.2%
Probability of Default	40%	40%	70%
Recovery upon default	0%	0%	0%
Volatility	108.7%	101.6%	135%

JJ Ascent Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Fair Value of Assumptions

Due to the close proximity between the inception of the J.J. Astor Note and June 30, 2026, the Company believes the fair value of the J.J. Astor Note on June 11, 2026 approximates the fair of the J.J. Astor Note on June 30, 2026. As such, the Company did not obtain an additional valuation on June 30, 2026. The following table outlines the range of significant unobservable inputs used in calculating the fair value of the J.J. Astor Note as of June 11, 2026:

June 11, 2026
Stock Price	$7.20
Term (years)	.52
Market yield	30.56%
Probability of default	57.5%
Recovery upon default	20%
Volatility	172%